Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Floating Rate Master Trust
Entity Central Index Key	0001109441
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Master Series
Class Name	Franklin Floating Rate Master Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Floating Rate Master Series	$54	0.53%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin Floating Rate Master Series returned 3.03%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 4.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security Selection contributed to the Fund’s overall positive absolute performance during the one-year period.
↑	Security selection in the restaurants industry was the leading contributor to performance over the year.
↑	Security selection contributions were also a result of selection in the textile, munis, finance, utility and wireless sectors.

Top detractors from performance:
↓	Ratings-quality tilt, yield curve positioning, and industry allocations detracted from the Fund’s results during the period.
↓	Allocations to Caa, Ca, B and Ba rated bonds hindered performance over the year.
↓	Regarding industries, overweighted allocations to the internet sector curbed results, as did underweighted exposure to the automotive and finance sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Franklin Floating Rate Master Series	3.03	6.06	4.08
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Morningstar LSTA U.S. Leveraged Loan Index	4.28	6.18	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 364,301,361
Holdings Count | $ / shares	282
Advisory Fees Paid, Amount	$ 2,006,819
Investment Company Portfolio Turnover	37.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$364,301,361
Total Number of Portfolio Holdings	282
Total Management Fee Paid	$2,006,819
Portfolio Turnover Rate	37.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.